BUSINESS COMBINATIONS (Details 2) In Thousands, except Share data, unless otherwise specified	12 Months Ended										4 Months Ended		12 Months Ended				0 Months Ended																		0 Months Ended	4 Months Ended	0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Aug. 23, 2012 Holders of Tudou share options Replacement share options	Dec. 31, 2012 Class A ordinary shares	Aug. 23, 2012 Class A ordinary shares	Dec. 31, 2011 Class A ordinary shares	Dec. 31, 2010 Class A ordinary shares	Aug. 23, 2012 Tudou shareholders Class B ordinary shares	Dec. 31, 2012 Tudou USD ($)	Dec. 31, 2012 Tudou CNY	Dec. 31, 2012 Tudou USD ($)	Dec. 31, 2012 Tudou CNY	Aug. 23, 2012 Tudou USD ($)	Aug. 23, 2012 Tudou CNY	Aug. 23, 2012 Tudou Technology USD ($)	Aug. 23, 2012 Tudou Technology CNY	Aug. 23, 2012 Tudou Non-compete agreement USD ($)	Aug. 23, 2012 Tudou Non-compete agreement CNY	Aug. 23, 2012 Tudou Customer relationship USD ($)	Aug. 23, 2012 Tudou Customer relationship CNY	Aug. 23, 2012 Tudou Licensed copyrights USD ($)	Aug. 23, 2012 Tudou Licensed copyrights CNY	Aug. 23, 2012 Tudou User generated content USD ($)	Aug. 23, 2012 Tudou User generated content CNY	Aug. 23, 2012 Tudou Content produced USD ($)	Aug. 23, 2012 Tudou Content produced CNY	Aug. 23, 2012 Tudou Domain name, trademark and online video license USD ($)	Aug. 23, 2012 Tudou Domain name, trademark and online video license CNY	Aug. 23, 2012 Tudou Tudou shareholders USD ($)	Aug. 23, 2012 Tudou Tudou shareholders CNY	Aug. 23, 2012 Tudou Holders of Tudou share options Replacement share options USD ($)	Aug. 23, 2012 Tudou Holders of Tudou share options Replacement share options CNY	Aug. 23, 2012 Tudou Class A ordinary shares	Dec. 31, 2012 Tudou Class A ordinary shares	Aug. 23, 2012 Tudou Class A ordinary shares Mr. Gary Wang	Aug. 23, 2012 Tudou ADS shares, Class A USD ($)
BUSINESS COMBINATIONS
Share exchange ratio (in shares)					7.177																														7.177			1.595
Number of shares represented by each American depository share						18	18	18	18	4
Consideration transferred
Tudou shareholders and holders of outstanding Tudou share options																															$ 844,762	5,262,951	$ 23,208	144,598
Settlement of pre-existing relationships															560	3,481
Total consideration															868,530	5,411,030
Number of Class A ordinary shares issued or issuable																																			838,604,288		4,495,014
Closing price of ADS (in dollars per share)																																						$ 17.78
Shares issued to date																																				834,109,274
Gain or loss recognized from the effective settlement of pre-existing relationships																0
Aggregate fair values of the assets acquired and liabilities assumed
Cash and cash equivalents															64,918	404,444
Restricted cash															6,110	38,069
Accounts receivables															44,046	274,412
Property, plant and equipment															15,067	93,870
Intangible assets															173,870	1,083,230
Other assets															7,613	47,420
Short-term loan															(5,063)	(31,544)
Other current liabilities															(71,455)	(445,171)
Deferred tax liabilities															(37,814)	(235,582)
Goodwill	683,066	4,255,570													671,238	4,181,882
Total consideration															868,530	5,411,030
Fair value of accounts receivable acquired															44,046	274,412
Gross contractual accounts receivable acquired															56,947	354,787
Contractual cash flows not expected to be collected															12,901	80,375
Acquired intangible assets
Goodwill expected to be deductible for income tax purpose																0
Infinite lived intangible assets acquired																													135,680	845,300
Finite lived intangible assets acquired																	4,478	27,900	1,316	8,200	6,666	41,530	15,714	97,900	10,000	62,300	16	100
Estimated average useful life																	5 years	5 years	3 years	3 years	5 years	5 years	1 year 9 months 14 days	1 year 9 months 14 days	2 years	2 years	1 month 6 days	1 month 6 days
Other information
Acquisition related costs															4,432	27,614
Revenue since acquisition date											31,407	195,668
Net loss since acquisition date											25,264	157,400
Pro forma (unaudited)
Revenue, net													353,632	2,203,161
Net loss													106,179	661,508
As reported
Net revenues	288,210	1,795,575	897,624	387,097
Net loss	$ 68,057	424,003	172,104	204,684